Taxation (Details) - Schedule of reconciliation between accounting profit and taxation expense - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Reconciliation between accounting profit and taxation expense:
Profit before taxation	R 696,048	R 616,683	R 471,230
Taxation at the applicable taxation rate of 17% (2020:28%, 2019: 28%)	118,328	172,671	131,944
Effect of different tax rates in foreign jurisdictions	71,122	(7,119)	(8,823)
Taxation effect of adjustments on taxable income
Utilization of previously unrecognized taxation losses	(1,332)	(1,349)	(5,694)
Tax incentive – research and development	(2,568)	(3,845)
Tax incentive – other	(3,259)	(1,921)
Income not subject to tax (Dividend income)	(219)
Non-deductible loan write-off			1,633
Non-deductible tax penalties		84	1,601
Non-deductible provision of capital nature	4,513	4,907
Non-deductible expenses attributable to exempt dividend income	7,559	4,334	1,664
Current year losses for which no deferred taxation asset is recognized	2,791	2,847	2,936
Withholding tax	14,956	2,604	114
Securities transfer tax	200
Prior year tax overprovision	(13,463)	(56)	(15,193)
Total taxation expense	R 198,628	R 173,157	R 110,182